Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Oct. 30, 2014
Document Effective Date	Oct. 30, 2014
Prospectus Date	Oct. 30, 2014
Dreyfus Diversified International Fund | Class A
Risk/Return:
Trading Symbol	DFPAX
Dreyfus Diversified International Fund | Class C
Risk/Return:
Trading Symbol	DFPCX
Dreyfus Diversified International Fund | Class I
Risk/Return:
Trading Symbol	DFPIX